Consolidated Statements of Income (Loss) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues	$ 17,258	$ 16,544	$ 15,846
Cost of sales	8,320	8,481	8,200
Gross profit	8,938	8,064	7,645
Research and development expenses, net	1,013	998	953
Selling and marketing expenses	2,686	2,541	2,336
General and administrative expenses	1,287	1,161	1,162
Intangible assets impairments	259	251	350
Goodwill impairment	0	1,280	700
Other asset impairments, restructuring and other items	1,050	1,388	718
Legal settlements and loss contingencies	467	761	1,043
Other loss (income)	18	(14)	(49)
Operating income (loss)	2,157	(303)	433
Financial expenses – net	934	981	1,057
Income (loss) before income taxes	1,223	(1,284)	(624)
Income taxes (benefit)	(180)	676	(7)
Share in (profits) losses of associated companies – net	(15)	(1)	(2)
Net income (loss)	1,418	(1,959)	(615)
Net income (loss) attributable to redeemable and non-redeemable non-controlling interests	7	(320)	(56)
Net income (loss) attributable to Teva	$ 1,410	$ (1,639)	$ (559)
Earnings (loss) per share attributable to ordinary shareholders:
Basic	$ 1.23	$ (1.45)	$ (0.5)
Diluted	$ 1.21	$ (1.45)	$ (0.5)
Weighted average number of shares (in millions):
Basic	1,145	1,131	1,119
Diluted	1,163	1,131	1,119